BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Schedule of amortisation) (Details)	12 Months Ended
Dec. 31, 2025
Capitalised development costs [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives of intangible assets (In years)	15 years
Patents and licences [Member] | Minimum [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives of intangible assets (In years)	6 years
Patents and licences [Member] | Maximum [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives of intangible assets (In years)	15 years
Other (including acquired customer and supplier lists) [Member] | Minimum [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives of intangible assets (In years)	6 years
Other (including acquired customer and supplier lists) [Member] | Maximum [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives of intangible assets (In years)	15 years